Registration No. 333-147062

File No. 811-22139

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒

OPPENHEIMER ROCHESTER® SHORT TERM MUNICIPAL FUND
(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)       (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street,

New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of October, 2011.

Oppenheimer Rochester Short Term Municipal Fund
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date
Brian F. Wruble*	Chairman of the Board of Trustees	October 12, 2011
Brian F. Wruble

William F. Glavin, Jr.*	President, Principal	October 12, 2011
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	October 12, 2011
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	October 12, 2011
David K. Downes

Matthew P. Fink*	Trustee	October 12, 2011
Matthew P. Fink

Phillip A. Griffiths*	Trustee	October 12, 2011
Phillip A. Griffiths

Mary F. Miller*	Trustee	October 12, 2011
Mary F. Miller

Joel W. Motley*	Trustee	October 12, 2011
Joel W. Motley

Mary Ann Tynan*	Trustee	October 12, 2011
Mary Ann Tynan

Joseph M. Wikler*	Trustee	October 12, 2011
Joseph M. Wikler

Peter I. Wold*	Trustee	October 12, 2011
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact